Pension Plan (Reconciliation of Plan Assets) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 74,000	$ 48,000
Employee contributions			39,000	35,000
Benefits paid			(188,000)	(192,000)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, at beginning of year		2,342,000	2,342,000	2,424,000
Actual return on plan assets			131,000	(44,000)
Employer contributions			169,000	173,000
Employee contributions			39,000	34,000
Benefits paid			(188,000)	(192,000)
Foreign exchange adjustment			53,000	(53,000)
Fair value of plan assets, at end of year			$ 2,546,000	$ 2,342,000